Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on a Recurring Basis

The following tables illustrate the assets measured at fair value on a recurring basis segregated by hierarchy fair value levels.

		Fair value measurements at June 30, 2017 using:
(Dollars in thousands)	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
Assets:	June 30, 2017	(Level 1)	(Level 2)	(Level 3)
Available-for-sale securities:
U.S. Treasury and U.S. government agencies	$41,771	$—	$41,771	$—
Mortgage-backed U.S. government agencies	28,239	—	28,239	—
State and political subdivision obligations	39,095	—	39,095	—
Corporate debt securities	1,105		1,105
Equity securities	1,143	1,143	—	—

Total	$111,353	$1,143	$110,210	$—

		Fair value measurements at December 31, 2016 using:
(Dollars in thousands)	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
Assets:	December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Available-for-sale securities:
U.S. Treasury and U.S. government agencies	$47,012	$1,864	$45,148	$—
Mortgage-backed U.S. government agencies	25,619	—	25,619	—
State and political subdivision obligations	58,838	—	58,838	—
Corporate debt securities	1,100	—	1,100
Equity securities	1,056	1,056	—	—

Total	$133,625	$2,920	$130,705	$—

The following tables illustrate the assets measured at fair value on a recurring basis segregated by hierarchy fair value levels:

		Fair value measurements at December 31, 2016 using:
	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
(Dollars in thousands)	December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury and U.S. government agencies	$47,012	$1,864	$45,148	$—
Mortgage-backed U.S. government agencies	25,619	—	25,619	—
State and political subdivision obligations	58,838	—	58,838	—
Corporate debt securities	1,000	—	1,000	—
Equity securities	1,156	1,056	100	—

	$133,625	$2,920	$130,705	$—

		Fair value measurements at December 31, 2015 using:
	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
(Dollars in thousands)	December 31, 2015	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury and U.S. government agencies	$26,990	$1,861	$25,129	$—
Mortgage-backed U.S. government agencies	38,804	—	38,804	—
State and political subdivision obligations	66,617	—	66,617	—
Corporate debt securities	2,070	—	2,070	—
Equity securities	1,240	1,240	—	—

	$135,721	$3,101	$132,620	$—

Fair Value Measurements, Nonrecurring

The following tables illustrate the assets measured at fair value on a nonrecurring basis segregated by hierarchy fair value levels.

		Fair value measurements at June 30, 2017 using:
(Dollars in thousands) Assets:	Total carrying value at June 30, 2017	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Impaired Loans	$2,061	$—	$—	$2,061
Foreclosed Assets Held for Sale	—	—	—	—
Mortgage Servicing Rights	135	—	—	135

		Fair value measurements at December 31, 2016 using:
(Dollars in thousands) Assets:	Total carrying value at December 31, 2016	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Impaired Loans	$2,404	$—	$—	$2,404
Foreclosed Assets Held for Sale	135	—	—	135
Mortgage Servicing Rights	144	—	—	144

The following tables illustrate the assets measured at fair value on a nonrecurring basis segregated by hierarchy fair value levels.

		Fair value measurements at December 31, 2016 using:
(Dollars in thousands)	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired Loans	$2,404	$—	$—	$2,404
Foreclosed Assets Held for Sale	135	—	—	135
Mortgage Servicing Rights	144	—	—	144

		Fair value measurements at December 31, 2015 using:
(Dollars in thousands)	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	December 31, 2015	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired Loans	$2,088	$—	$—	$2,088
Foreclosed Assets Held for Sale	453	—	—	453
Mortgage Servicing Rights	174	—	—	174

Fair Value Inputs, Assets, Quantitative Information

The following tables present additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Mid Penn has utilized Level 3 inputs to determine the fair value.

(Dollars in thousands)	Quantitative Information about Level 3 Fair Value Measurements
June 30, 2017	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired Loans	$2,061	Appraisal of collateral (a)	Appraisal adjustments (b)	26% - 43%	35%
Foreclosed Assets Held for Sale	—	Appraisal of collateral (a), (c)	Appraisal adjustments (b)	0% - 0%	0%
Mortgage Servicing Rights	135	Multiple of annual service fee	Estimated prepayment speed based on rate and term	210% - 400%	365%

(Dollars in thousands)	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2016	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired Loans	$2,404	Appraisal of collateral (a)	Appraisal adjustments (b)	11% - 70%	30%
Foreclosed Assets Held for Sale	135	Appraisal of collateral (a), (c)	Appraisal adjustments (b)	26% - 31%	27%
Mortgage Servicing Rights	144	Multiple of annual service fee	Estimated prepayment speed based on rate and term	210% - 400%	365%

(a)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally includes various level 3 inputs which are not observable.
(b)	Appraisals may be adjusted downward by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal. Higher downward adjustments are caused by negative changes to the collateral or conditions in the real estate market, actual offers or sales contracts received, or age of the appraisal.
(c)	Includes qualitative adjustments by management and estimated liquidation expenses.

The following tables present additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Mid Penn has utilized Level 3 inputs to determine the fair value.

	Quantitative Information about Level 3 Fair Value Measurements
(Dollars in thousands) December 31, 2016	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired Loans	$2,404	Appraisal of collateral (a)	Appraisal adjustments (b)	11% -70%	30%
Foreclosed Assets Held for Sale	135	Appraisal of collateral (a), (c)	Appraisal adjustments (b)	26% - 31%	27%
Mortgage Servicing Rights	144	Multiple of annual service fee	Estimated prepayment speed based on rate and term	210% - 400%	365%

	Quantitative Information about Level 3 Fair Value Measurements
(Dollars in thousands) December 31, 2015	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired Loans	$2,088	Appraisal of collateral (a)	Appraisal adjustments (b)	11% - 60%	30%
Foreclosed Assets Held for Sale	453	Appraisal of collateral (a), (c)	Appraisal adjustments (b)	17% - 27%	26%
Mortgage Servicing Rights	174	Multiple of annual service fee	Estimated prepayment speed based on rate and term	210% - 400%	360%

(a)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally includes various level 3 inputs which are not observable.
(b)	Appraisals may be adjusted downward by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal. Higher downward adjustments are caused by negative changes to the collateral or conditions in the real estate market, actual offers or sales contracts received, or age of the appraisal.
(c)	Includes qualitative adjustments by management and estimated liquidation expenses.

Fair Value, by Balance Sheet Grouping

The following table summarizes the carrying value and fair value of financial instruments at June 30, 2017 and December 31, 2016.

(Dollars in thousands)	June 30, 2017		December 31, 2016
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash and cash equivalents	$29,179	$29,179	$45,973	$45,973
Available-for-sale investment securities	111,353	111,353	133,625	133,625
Held-to-maturity investment securities	71,096	71,199	—	—
Loans held for sale	2,369	2,369	1,959	1,959
Net loans and leases	854,594	874,192	806,741	824,293
Restricted investment in bank stocks	3,985	3,985	2,443	2,443
Accrued interest receivable	3,991	3,991	3,928	3,928
Mortgage servicing rights	135	135	144	144

Financial liabilities:
Deposits	$987,468	$988,200	$935,373	$935,075
Short-term borrowings	21,468	21,468	—	—
Long-term debt	13,467	12,149	13,581	13,614
Subordinated debt	7,419	7,420	7,414	7,534
Accrued interest payable	788	788	515	515
Off-balance sheet financial instruments:
Commitments to extend credit	$—	$—	$—	$—
Financial standby letters of credit	—	—	—	—

The following table summarizes the carrying value and fair value of financial instruments at December 31, 2016 and 2015.

(Dollars in thousands)	December 31, 2016		December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash and cash equivalents	$45,973	$45,973	$13,284	$13,284
Interest-bearing time balances with other financial institutions	—	—	4,317	4,317
Available for sale investment securities	133,625	133,625	135,721	135,721
Net loans and leases	806,741	824,293	730,345	738,773
Restricted investment in bank stocks	2,443	2,443	4,266	4,266
Accrued interest receivable	3,928	3,928	3,813	3,813
Mortgage servicing rights	144	144	174	174
Financial liabilities:
Deposits	$935,373	$935,075	$777,043	$777,320
Short-term borrowings	—	—	31,596	31,596
Long-term debt	13,581	13,614	40,305	39,626
Subordinated debt	7,414	7,534	7,500	7,500
Accrued interest payable	515	515	390	390
Off-balance sheet financial instruments:
Commitments to extend credit	$—	$—	$—	$—
Financial standby letters of credit	—	—	—	—

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following tables present the carrying amount, fair value, and placement in the fair value hierarchy of Mid Penn’s financial instruments as of June 30, 2017 and December 31, 2016.

			Fair Value Measurements
(Dollars in thousands) June 30, 2017	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial instruments—assets
Held-to-maturity investment securities	$71,096	$71,199	$—	$71,199	$—
Net loans and leases	854,594	874,192	—	—	874,192

Financial instruments—liabilities
Deposits	$987,468	$988,200	$—	$988,200	$—
Short-term borrowings	21,468	21,468		21,468
Long-term debt	13,467	12,149	—	12,149	—
Subordinated debt	7,419	7,420	—	7,420	—

			Fair Value Measurements
(Dollars in thousands) December 31, 2016	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial instruments—assets
Net loans and leases	$806,741	$824,293	$—	$—	$824,293

Financial instruments—liabilities
Deposits	$935,373	$935,075	$—	$935,075	$—
Long-term debt	13,581	13,614	—	13,614	—
Subordinated debt	$7,414	$7,534		$7,534

The following presents the carrying amount, fair value, and placement in the fair value hierarchy of Mid Penn’s financial instruments as of December 31, 2016 and 2015. Carrying values approximate fair values for cash and cash equivalents, interest-bearing time balances with other financial institutions, restricted investment in bank stocks, mortgage servicing rights, accrued interest receivable and payable, short-term borrowings, and subordinated debt. Other than cash and cash equivalents, which are considered Level 1 Inputs, these instruments are Level 2 Inputs. The following tables exclude financial instruments for which the placement in the fair value hierarchy has been disclosed elsewhere or for which the carrying amount approximates fair value.

			Fair Value Measurements
(Dollars in thousands) December 31, 2016	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial instruments—assets
Net loans and leases	$806,741	$824,293	$—	$—	$824,293
Financial instruments—liabilities
Deposits	$935,373	$935,075	$—	$935,075	$—
Long-term debt	13,581	13,614	—	13,614	—

			Fair Value Measurements
(Dollars in thousands) December 31, 2015	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial instruments—assets
Net loans and leases	$730,345	$738,773	$—	$—	$738,773
Financial instruments—liabilities
Deposits	$777,043	$777,320	$—	$777,320	$—
Long-term debt	40,305	39,626	—	39,626	—